Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Schedule of class A common stock reflected in the unaudited condensed balance sheet are reconciled

Gross Proceeds	$345,000,000
Less:
Proceeds allocated to public warrants	(14,950,000)
Issuance costs related to Class A common stock	(18,634,696)
Plus:
Accretion of carrying value to redemption value	33,640,384

Contingently redeemable Class A common stock	$345,055,688

Schedule of basic and diluted income per share of common stock

	For the Three Months ended September 30, 2021	For the Nine Months ended September 30, 2021
Common stock subject to possible redemption
Numerator:
Net income allocable to Class A common stock subject to possible redemption	$1,129,217	$5,426,493
Denominator:
Weighted Average Redeemable Class A common stock, Basic and Diluted	34,500,000	34,500,000

Basic and Diluted net income per share, Redeemable Class A common stock	$0.03	$0.16

Non-Redeemable Common shares
Numerator:
Net income allocable to Class B common stock not subject to redemption	$282,304	$1,309,307
Denominator:
Weighted Average Non-Redeemable Class B common stock, Basic and Diluted	8,625,000	8,324,176

Basic and diluted net income per share, Class B common stock	$0.03	$0.16